CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 213,538	$ 32,726	¥ 295,463		¥ 560,356
Prepayments and other current assets	378,704	58,038	1,300,284
Total current assets	2,284,525	350,118	3,823,276
Non-current assets
Intangible assets, net	71,362	10,937	166,267
Total non-current assets	912,118	139,789	2,773,344
Total assets	3,196,643	489,907	6,596,620
Current liabilities
Accrued expenses and other current liabilities	676,501	103,678	907,119
Total current liabilities	1,744,569	267,366	3,748,769
Non-current liabilities
Total non-current liabilities	74,859	11,473	99,012
Total liabilities	1,819,428	278,839	3,847,781
Equity
Ordinary shares	¥ 249	$ 38	¥ 249
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,544	389,331,544	389,331,544
Ordinary shares, shares outstanding	389,331,544	389,331,544	389,331,544
Less: Treasury stock	¥ (302,916)	$ (46,424)	¥ (310,942)
Additional paid-in capital	9,125,689	1,398,573	9,113,512
Accumulated other comprehensive income	275,012	42,147	293,784
Accumulated deficit	(7,713,355)	(1,182,123)	(6,385,974)
Total Tuniu Corporation shareholders' equity	1,384,679	212,211	2,710,629
Total liabilities and equity	¥ 3,196,643	$ 489,907	¥ 6,596,620
Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Class A ordinary shares
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,044	371,958,044	371,958,044
Ordinary shares, shares outstanding	371,958,044	371,958,044	371,958,044
Class B ordinary shares
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents	¥ 598	$ 92	¥ 336
Amounts due from subsidiaries and Affiliated Entities	6,909,695	1,058,957	7,082,315
Prepayments and other current assets	228	35	237
Total current assets	6,910,521	1,059,084	7,082,888
Non-current assets
Intangible assets, net | ¥			47,484
Total non-current assets | ¥			47,484
Total assets	6,910,521	1,059,084	7,130,372
Current liabilities
Accrued expenses and other current liabilities	7,449	1,142	9,102
Total current liabilities	7,449	1,142	9,102
Non-current liabilities
Investments deficit in subsidiaries and Affiliated Entities	5,518,393	845,731	4,410,640
Total non-current liabilities	5,518,393	845,731	4,410,640
Total liabilities	5,525,842	846,873	4,419,742
Equity
Ordinary shares	¥ 249	$ 38	¥ 249
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,544	389,331,544	389,331,544
Ordinary shares, shares outstanding	389,331,544	389,331,544	389,331,544
Less: Treasury stock	¥ (302,916)	$ (46,424)	¥ (310,942)
Additional paid-in capital	9,125,689	1,398,573	9,113,512
Accumulated other comprehensive income	275,012	42,147	293,784
Accumulated deficit	(7,713,355)	(1,182,123)	(6,385,974)
Total Tuniu Corporation shareholders' equity	1,384,679	212,211	2,710,629
Total liabilities and equity	¥ 6,910,521	$ 1,059,084	¥ 7,130,371
Parent Company [Member] | Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,044	371,958,044	371,958,044
Parent Company [Member] | Class B ordinary shares
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500